Earnings per Share	12 Months Ended
Apr. 30, 2021
Earnings Per Share [Abstract]
Earnings per Share
17.	Earnings per share

The Company calculates the basic and diluted income per common share using the weighted average number of common shares outstanding during each period and the diluted income per share assumes that the outstanding vested stock options and share purchase warrants had been exercised at the beginning of the year.

As at April 30, 2020 and 2019, all warrants outstanding were excluded in the dilutive weighted average shares outstanding as they were anti-dilutive. The denominator for the calculation of income (loss) per share, being the weighted average number of shares, is calculated as follows:

For the years ended April 30,	2021	2020	2019

Issued common share, beginning of year	49,646,851	49,646,851	49,646,851
Weighted average issuances	-	-	-

Basic weighted average common shares	49,646,851	49,646,851	49,646,851
Effect of dilutive warrants and options	2,250,000	-	-

Diluted weighted average common shares	51,896,851	49,646,851	49,646,851